Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings per Share
Schedule of Earnings per share

	Year Ended December 31,
	2020	2019	2018
Loss per share before and after dilution
Net loss for the year attributable to equity holders of the Parent Company	(433,494)	(32,578)	(132,049)
Weighted-average number of common shares outstanding	44,873,448	36,940,587	25,948,037
Loss per share before and after dilution	(9.66)	(0.88)	(5.09)